Disclosure of property and equipment by location (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Property and equipment	$ 465,539	$ 450,278
Sweden [Member]
Statements Line Items
Property and equipment	30,519	26,159
USA [Member]
Statements Line Items
Property and equipment	$ 435,020	$ 424,119